Document and Entity Information	Aug. 26, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40716
Entity Registrant Name	Riverview Acquisition Corp.
Entity Central Index Key	0001846136
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1972481
Entity Address, Address Line One	700 Colonial Road
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38117
City Area Code	901
Local Phone Number	767-5576
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	RVACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	RVAC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at a price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at a price of $11.50 per share
Trading Symbol	RVACW
Security Exchange Name	NASDAQ